November 18, 2020

DREYFUS CASH MANAGEMENT FUNDS
Administrative Shares
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the indicated fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the indicated fund's prospectus:

Dreyfus Cash Management. The fund's Administrative shares are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of theCash Management Funds, thePreferred Fundsor Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management. The fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Administrative shares is $5,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of theCash Management Funds, thePreferred Fundsor Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

Each fund's Administrative shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Administrative shares of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management also may be purchased directly by individuals.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The minimum initial investment in Administrative shares is $5,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $5,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $5,000,000 in such funds.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Administrative shares of any fund, sharesof the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund; or (iii) BNY Mellon Ultra Short Income Fund.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus InstitutionalPreferred Treasury Obligations Fund."

2

DCMADM-STK-1120

November 18, 2020

DREYFUS CASH MANAGEMENT FUNDS
Institutional Shares
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the indicated fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the indicated fund's prospectus:

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management*. The fund's Institutional shares are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management. The fund's Institutional shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Institutional shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management. The fund's Institutional shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity; however, investments in the fund are limited to accounts beneficially owned by natural persons. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

Each fund's Institutional shares are designed generally for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity, or, except for each Retail Fund, themselves. Institutional shares of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management also may be purchased directly by individuals.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The minimum initial investment in Institutional shares is $10,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $10,000,000 in such funds.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Institutional shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund; or (iii) BNY Mellon Ultra Short Income Fund.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors" in the fund's prospectus: Conversion Feature

Institutional shares of Dreyfus Cash Management may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. The fund reserves the right to refuse any conversion request.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus InstitutionalPreferred Treasury Obligations Fund."

2

DCMIST-STK-1120

November 18, 2020

DREYFUS CASH MANAGEMENT FUNDS
Investor Shares
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the indicated fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the indicated fund's prospectus:

Dreyfus Cash Management. The fund's Investor shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management. The fund's Investor shares are designed generally for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Investor shares of the fund also may be purchased directly by individuals. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management. The fund's Investor shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity; however, investments in the fund are limited to accounts beneficially owned by natural persons. In general, the fund's minimum initial investment for Investor shares is $1,000,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

Each fund's Investor shares are designed generally for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity, or, except for each FNAV Fund and Retail Fund, themselves. Investor shares of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management also may be purchased directly by individuals.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The minimum initial investment in Investor shares is $1,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $1,000,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $1,000,000 in such funds.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Investor shares of any fund, shares of the same class+ or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund; (iii) any of the General Funds++, which currently include General Money Market Fund, General Municipal Money Market Fund, General New York AMT-Free Municipal Money Market Fund, General Government Securities Money Market Fund and General Treasury Securities Money Market Fund*** or (iv) BNY Mellon Ultra Short Income Fund.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus Institutional Preferred Treasury Obligations Fund."
***

As of the Effective Date, General Money Market Fund, General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund will be re-named "Dreyfus Money Market Fund," "Dreyfus National Municipal Money Market Fund" and "Dreyfus New York Municipal Money Market Fund," respectively.

+	Investor shares of a CNAV Fund (as defined in the prospectus) are not exchangeable for Investor shares of an FNAV Fund (as defined in the prospectus).
++	Investor shares of an FNAV Fund are not exchangeable for shares of any class of a General Fund.

2

DCMINV-STK-1120

November 18, 2020

DREYFUS CASH MANAGEMENT FUNDS
Participant Shares
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the indicated fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the indicated fund's prospectus:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management. The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity.

Participant shares may not be purchased directly by individuals, although institutions may purchaseshares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free New York Municipal Cash Management. The fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity; however, investments in the fund are limited to accounts beneficially owned by natural persons. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. In general, the fund's minimum initial investment for Participant shares is $500,000 with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds, the Preferred Funds or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds. You may sell (redeem) your shares on any business day by telephone or compatible computer facility.

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

Each fund's Participant shares are designed for institutional investors, acting in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Participant shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund's prospectus:

The minimum initial investment in Participant shares is $500,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $500,000 in the aggregate among the fund and any of the Cash Management Funds or the Preferred Funds listed under "Services for Fund Investors Fund Exchanges" or Dreyfus Treasury and Agency Liquidity Money Market Fund; or (b) the investor has, in the opinion of BNY Mellon Institutional Services, adequate intent and availability of assets to reach a future aggregate level of investment of $500,000 in such funds.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

An investor may purchase, in exchange for Participant shares of any fund, shares of the same class or certain other classes of the following funds, provided the investor meets the eligibility requirements for investing in the new share class: (i) any of the Cash Management Funds, which currently include Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management*, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management; (ii) any of the Preferred Funds, which currently include Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Treasury Obligations Cash Advantage Fund**, Dreyfus Institutional Preferred Treasury Securities Money Market Fund and Dreyfus Institutional Preferred Money Market Fund; (iii) any of the General Funds, which currently include General Money Market Fund, General Municipal Money Market Fund, General New York AMT-Free Municipal Money Market Fund, General Government Securities Money Market Fund and General Treasury Securities Money Market Fund*** or (iv) BNY Mellon Ultra Short Income Fund.

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*	As of the Effective Date, Dreyfus AMT-Free Tax Exempt Cash Management will be re-named "Dreyfus Tax Exempt Cash Management."
**	As of the Effective Date, Dreyfus Institutional Treasury Obligations Cash Advantage Fund will be re-named "Dreyfus Institutional Preferred Treasury Obligations Fund."
***

As of the Effective Date, General Money Market Fund, General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund will be re-named "Dreyfus Money Market Fund," "Dreyfus National Municipal Money Market Fund" and "Dreyfus New York Municipal Money Market Fund," respectively.

2

DCMPAR-STK-1120